UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2019

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.6%
COMMUNICATION SERVICES - 21.7%
Diversified Telecommunication Services - 16.8%
BCE Inc.	25,003	$1,087,658
Bezeq The Israeli Telecommunication Corp. Ltd.	129,535	103,856
BT Group PLC	349,042	1,067,059
Deutsche Telekom AG, Registered Shares	22,662	368,990
Elisa oyj	6,472	271,431
HKT Trust & HKT Ltd.	139,436	205,421
Proximus SADP	11,672	313,531
Singapore Telecommunications Ltd.	387,400	870,076
Swisscom AG, Registered Shares	2,696	1,293,515
Telefonica SA	136,234	1,171,631
Telstra Corp. Ltd.	294,241	667,237
TELUS Corp.	15,400	539,639

Total Diversified Telecommunication Services		7,960,044

Media - 1.7%
Atresmedia Corp. de Medios de Comunicacion SA	10,001	48,634
Eutelsat Communications SA	12,975	275,431
Lagardere SCA	8,542	223,768
Mediaset Espana Comunicacion SA	19,020	134,221
RTL Group SA	2,591	141,992

Total Media		824,046

Wireless Telecommunication Services - 3.2%
Freenet AG	12,717	271,122
NTT DOCOMO Inc.	51,400	1,230,568

Total Wireless Telecommunication Services		1,501,690

TOTAL COMMUNICATION SERVICES		10,285,780

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.4%
Bridgestone Corp.	5,300	203,955

Automobiles - 9.8%
Bayerische Motoren Werke AG	13,568	1,143,669
Daimler AG, Registered Shares	20,089	1,190,821
Nissan Motor Co., Ltd.	135,100	1,150,516
Toyota Motor Corp.	19,000	1,165,350

Total Automobiles		4,650,356

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Household Durables - 3.6%
Barratt Developments PLC	108,323	$767,470
Crest Nicholson Holdings PLC	27,963	138,823
Persimmon PLC	25,589	799,450

Total Household Durables		1,705,743

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd.	37,167	91,328

Specialty Retail - 0.3%
Aoyama Trading Co., Ltd.	2,600	64,910
Giordano International Ltd.	91,020	45,703
Mobilezone Holding AG, Registered Shares	2,707	29,196

Total Specialty Retail		139,809

Textiles, Apparel & Luxury Goods - 0.2%
Li & Fung Ltd.	309,857	52,520
Pacific Textiles Holdings Ltd.	43,000	37,483

Total Textiles, Apparel & Luxury Goods		90,003

TOTAL CONSUMER DISCRETIONARY		6,881,194

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.2%
Axfood AB	6,591	115,396

Tobacco - 3.9%
British American Tobacco PLC	19,210	678,999
Japan Tobacco Inc.	44,300	1,119,406
Scandinavian Tobacco Group A/S	2,342	30,360

Total Tobacco		1,828,765

TOTAL CONSUMER STAPLES		1,944,161

ENERGY - 7.5%
Energy Equipment & Services - 0.1%
Ocean Yield ASA	6,427	46,160

Oil, Gas & Consumable Fuels - 7.4%
Enagas SA	34,620	1,010,199
Gaztransport Et Technigaz SA	1,047	88,602
Paz Oil Co. Ltd.	397	59,322
Royal Dutch Shell PLC, Class A Shares	17,908	556,418
Snam SpA	155,596	744,506
Total SA	19,452	1,070,923

Total Oil, Gas & Consumable Fuels		3,529,970

TOTAL ENERGY		3,576,130

FINANCIALS - 19.7%
Banks - 11.6%
Canadian Imperial Bank of Commerce	14,024	1,189,686
Commonwealth Bank of Australia	23,315	1,188,479

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Banks - (continued)
National Australia Bank Ltd.	64,994	$1,130,734
Nordea Bank Abp	96,821	879,359
Swedbank AB, Class A Shares	48,202	1,092,733
Westpac Banking Corp.	1,414	25,312

Total Banks		5,506,303

Capital Markets - 0.4%
IGM Financial Inc.	3,934	101,188
Jupiter Fund Management PLC	22,719	97,846

Total Capital Markets		199,034

Insurance - 7.7%
Baloise Holding AG, Registered Shares	2,088	323,481
Legal & General Group PLC	224,449	765,882
Poste Italiane SpA	71,295	614,701
Power Financial Corp.	7,674	157,535
Sampo oyj, Class A Shares	18,546	850,586
Zurich Insurance Group AG	3,000	942,546

Total Insurance		3,654,731

TOTAL FINANCIALS		9,360,068

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.4%
Singapore Technologies Engineering Ltd.	75,500	208,872

Air Freight & Logistics - 0.1%
Oesterreichische Post AG	1,045	39,402

Airlines - 0.1%
Air New Zealand Ltd.	19,712	38,419

Construction & Engineering - 0.7%
Skanska AB, Class B Shares	19,273	336,901

Industrial Conglomerates - 0.1%
NWS Holdings Ltd.	31,954	73,138

Marine - 1.1%
Kuehne + Nagel International AG, Registered Shares	3,725	504,627

Professional Services - 2.4%
Adecco Group AG, Registered Shares	22,337	1,119,664

Road & Rail - 0.5%
ComfortDelGro Corp. Ltd.	147,500	255,587

Trading Companies & Distributors - 1.6%
Marubeni Corp.	99,500	774,021

Transportation Infrastructure - 1.3%
Aena SME SA	3,456	598,010

TOTAL INDUSTRIALS		3,948,641

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.1%
VTech Holdings Ltd.	5,132	$48,954

IT Services - 0.1%
Tieto oyj	1,757	50,442

Technology Hardware, Storage & Peripherals - 1.7%
Canon Inc.	26,500	758,256
Neopost SA	2,058	51,763

Total Technology Hardware, Storage & Peripherals		810,019

TOTAL INFORMATION TECHNOLOGY		909,415

MATERIALS - 1.3%
Paper & Forest Products - 1.3%
Navigator Co. SA	8,186	40,146
UPM-Kymmene oyj	19,380	561,721

TOTAL MATERIALS		601,867

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Artis Real Estate Investment Trust	3,932	30,569
Ascendas Real Estate Investment Trust	135,600	276,313
Befimmo SA	536	32,228
CapitaLand Commercial Trust	171,320	239,528
CapitaLand Mall Trust	205,700	367,144
Charter Hall Retail REIT	16,547	54,897
Cromwell Property Group	53,861	41,629
Daiwa House REIT Investment Corp.	35	82,395
Dream Global Real Estate Investment Trust	5,630	55,601
Frasers Commercial Trust	30,800	34,129
Frontier Real Estate Investment Corp.	16	65,423
H&R Real Estate Investment Trust	8,162	137,908
Hankyu Reit Inc.	34	44,519
Heiwa Real Estate REIT Inc.	27	30,640
Invesco Office J-Reit Inc.	334	50,332
Japan Excellent Inc.	36	51,471
Japan Logistics Fund Inc.	45	95,102
Japan Rental Housing Investments Inc.	46	36,181
Kenedix Retail REIT Corp.	28	66,662
Keppel DC REIT	39,148	41,924
Keppel REIT	81,900	71,871
Mapletree Commercial Trust	84,400	110,470
Mapletree Industrial Trust	78,400	116,610
Mapletree Logistics Trust	145,500	148,243

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	Value
Equity Real Estate Investment Trusts (REITs) - (continued)
Mapletree North Asia Commercial Trust		58,500	$55,687
Mori Hills REIT Investment Corp., Class C Shares		55	73,027
NIPPON REIT Investment Corp.		15	53,133
RioCan Real Estate Investment Trust		12,268	232,880
SmartCentres Real Estate Investment Trust		3,763	95,415
Suntec Real Estate Investment Trust		78,700	112,960

Total Equity Real Estate Investment Trusts (REITs)			2,904,891

Real Estate Management & Development - 0.5%
Swiss Prime Site AG, Registered Shares		2,669	226,385	*

TOTAL REAL ESTATE			3,131,276

UTILITIES - 14.0%
Electric Utilities - 9.3%
CK Infrastructure Holdings Ltd.		41,000	331,012
Endesa SA		47,318	1,184,717
Iberdrola SA		161,125	1,331,156
Red Electrica Corp. SA		38,807	895,035
Terna Rete Elettrica Nazionale SpA		106,369	655,669

Total Electric Utilities			4,397,589

Multi-Utilities - 2.5%
National Grid PLC		104,931	1,139,036
REN - Redes Energeticas Nacionais SGPS SA		22,376	67,321

Total Multi-Utilities			1,206,357

Water Utilities - 2.2%
Pennon Group PLC		26,703	267,945
Severn Trent PLC		12,242	321,833
United Utilities Group PLC		43,747	478,100

Total Water Utilities			1,067,878

TOTAL UTILITIES			6,671,824

TOTAL COMMON STOCKS (Cost - $50,244,226)			47,310,356

	RATE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $106,198)	—	1,264	93,477

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $50,350,424)			47,403,833

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.5%
Invesco Treasury Portfolio, Institutional Class (Cost - $207,276)	2.329%	207,276	$207,276

TOTAL INVESTMENTS - 100.3% (Cost - $50,557,700)			47,611,109
Liabilities in Excess of Other Assets - (0.3)%			(124,156)

TOTAL NET ASSETS - 100.0%			$47,486,953

*	Non-income producing security.

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI EAFE Index Futures	3	3/19	$256,523	$274,215	$17,692

At January 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,272,553	CHF	4,213,109	Bank of New York	2/12/19	$21,415
USD	14,742,284	EUR	12,901,882	Bank of New York	2/12/19	(75,965)
USD	178,572	ILS	663,639	Bank of New York	2/12/19	(4,210)
USD	6,813,095	JPY	730,741,894	Bank of New York	2/12/19	92,736
USD	3,097,456	AUD	4,424,475	ÙBS AG	2/12/19	(129,271)
USD	3,309,199	CAD	4,467,326	ÙBS AG	2/12/19	(93,286)
USD	6,319,116	GBP	5,006,101	ÙBS AG	2/12/19	(269,925)
USD	740,261	HKD	5,792,778	ÙBS AG	2/12/19	1,630
USD	2,324,306	SEK	20,899,371	ÙBS AG	2/12/19	12,242
USD	2,746,850	SGD	3,744,654	ÙBS AG	2/12/19	(38,651)

Total						$(483,285)

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which

Notes to Schedule of Investments (unaudited) (continued)

may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

Notes to Schedule of Investments (unaudited) (continued)

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$47,310,356	—	—	$47,310,356
Preferred Stocks	93,477	—	—	93,477

Total Long-Term Investments	47,403,833	—	—	47,403,833

Short-Term Investments†	207,276	—	—	207,276

Total Investments	$47,611,109	—	—	$47,611,109

Other Financial Instruments:
Futures Contracts	$17,692	—	—	$17,692
Forward Foreign Currency Contracts	—	$128,023	—	128,023

Total Other Financial Instruments	$17,692	$128,023	—	$145,715

Total	$44,263,041	$128,023	—	$47,756,824

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$611,308	—	$611,308

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 28, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2019